Leases - Schedule of Future Lease Payments Under Lease Liabilities (Details) - USD ($)	Jun. 30, 2025	Jun. 30, 2024
Schedule of Future Lease Payments Under Lease Liabilities [Abstract]
2026	$ 183,992
2027	191,016
2028	199,843
2029	209,197
2030 and thereafter	110,758
Total operating lease payments	894,806
Less: Imputed interest	(135,395)
Present value of operating lease liabilities	$ 759,411